Real Estate Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Real Estate Assets Carrying Value	The useful lives of our real estate assets are as follows (in years):

Land improvements	5 - 15
Buildings	30
Building improvements	5 - 15
Furniture, fixtures and equipment	5 - 15
Intangible assets	Over lease term
The following table summarizes the carrying amounts of our consolidated real estate assets:

	December 31, 2020	December 31, 2019
Building and building improvements	$134,822,291	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,796,416	66,643,841
Less: Accumulated depreciation and amortization	(9,704,422)	(2,738,190)
Real estate assets, net	$161,091,994	$63,905,651

Schedule of Asset Acquisitions	The purchase price allocation of the real estate assets acquired during the year ended December 31, 2020 is as follows:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,145,536	$14,514,535	$3,009,335	$1,967,566	$2,305,430	$103,942,402
The purchase price allocation of the real estate assets acquired during the year ended December 31, 2019 is as follows:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood West Palm	$52,276,096	$9,379,895	$1,278,260	$2,015,778	$1,503,325	$66,453,354